Reconciliation of Income Tax Expense on Pretax Income at Statutory Rate and Income Tax Expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reconciliation Of Income Taxes [Line Items]
Differences between Cayman and foreign statutory tax rates	$ 38,696	$ 48,322	$ 5,286
Permanent differences	(3,377)	(10,625)	1,441
Temporary differences	(1,091)	(400)	(129)
Alternative minimum tax	1	1	1
Income tax on undistributed earnings	1,874	3,609	1,196
Net changes in income tax credit	(38)	1,261	20
Net changes in valuation allowance of deferred income tax assets	(302)	1,066	2,439
Net operating loss carryforwards	1,668	180	(1,180)
Liabilities related to unrealized tax benefits	11,036	5,877	(3,066)
Adjustment of prior years' taxes and others	(8,399)	(2,029)	(196)
Income tax expense	40,068	47,262	5,812
Cayman Islands Tax Information Authority [Member]
Reconciliation Of Income Taxes [Line Items]
Tax expense at statutory rate